Leases - Schedule of Future Minimum Payments for Operating Leases (Details) $ in Thousands	Sep. 30, 2020 USD ($)
Leases [Abstract]
Year Ended December 31, 2020	$ 305
Year Ended December 31, 2021	1,030
Year Ended December 31, 2022	778
Year Ended December 31, 2023	805
Year Ended December 31, 2024	805
Thereafter	2,111
Total	5,834
Less present value discount	(934)
Operating lease liabilities	$ 4,900